UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07185

Morgan Stanley Select Dimensions Investment Series
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	June 30, 2017

Item 1 - Report to Shareholders

MORGAN STANLEY
SELECT DIMENSIONS INVESTMENT SERIES

Semi-Annual Report

JUNE 30, 2017

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Select Dimensions Investment Series

Table of Contents

Letter to the Shareholders	1
Fund Performance	4
Expense Example	5
Portfolio of Investments	7
Financial Statements:
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	12
Notes to Financial Statements	14
Financial Highlights	26
Investment Advisory Agreement Approval	28

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders ■ June 30, 2017 (unaudited)

Dear Shareholder:

In the six-month reporting period, U.S. stocks rallied strongly on expectations for stimulative and business-friendly fiscal policy from the new presidential administration. With the Republicans controlling both Congress and the White House, President Trump's promises to cut taxes, increase infrastructure spending and relax regulations were initially anticipated to be enacted wholesale, which sent stocks soaring in the month following the election. However, early policy stumbles and emerging political scandals cast doubt about the ability to pass these reforms.

Although some of the post-election optimism dimmed and economic data were mixed, stock prices continued to rise and volatility remained relatively low over this reporting period. U.S. companies reported increasing profits, and the economy continued its restrained pace of growth. The Federal Reserve's (Fed) recent interest rate hikes were also perceived as a vote of confidence on the health of the economy.

Within the Russell Midcap Growth Index, the health care, information technology and financials sectors led, while energy, telecommunication services and utilities were the weakest-performing sectors in the six-month reporting period.

Mid Cap Growth Portfolio

For the six-month period ended June 30, 2017, Select Dimensions — Mid Cap Growth Portfolio Class X shares produced a total return of 27.35%, outperforming the Russell Midcap® Growth Index (the "Index"),1 which returned 11.40%. For the same period, the Fund's Class Y shares returned 27.14%. Past performance is no guarantee of future results.

Please keep in mind that double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

The performance of the Fund's two share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

The long-term investment horizon and conviction-weighted investment approach embraced by the team since 1998 can result in periods of performance deviation from the benchmark and peers. The Fund outperformed the Index this reporting period primarily due to favorable stock selection and sector allocations.

1  The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Index is a subset of the Russell 1000® Index and includes approximately 800 of the smallest securities in the Russell 1000® Index, which in turn consists of approximately 1,000 of the largest U.S. securities based on a combination of market capitalization and current index membership. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders ■ June 30, 2017 (unaudited) continued

The information technology sector led the Fund's outperformance, driven by gains from both stock selection and an overweight in the sector. A provider of proprietary human capital management and financial management enterprise software over the cloud was the sector's largest contributor and the second greatest contributor in the Fund. The company's shares rebounded after a weak fourth quarter on news that the company has signed deals with a number of enterprises.

Stock selection and an overweight allocation in the health care sector also delivered relative gains. Performance in the sector was led by a leading maker of surgical robots. The company has been executing well and in May 2017 announced strong results, an upbeat outlook, and the expected launch of a new product, which is expected to drive an upgrade cycle among its customers.

The Fund benefited to a lesser extent from stock selection in the consumer discretionary sector, with modest help from underweight exposure to the sector. An electric car maker was the top contributor both in the sector and across the Fund, due to positive investor sentiment regarding the upcoming launch of its mass market offering, as well as continued progress in the build out of its lithium-ion battery factory. However, relative outperformance within the sector was somewhat offset by weak performance from the Fund's holdings in two apparel brands, which have been experiencing weaker-than-expected fundamentals and were the two largest detractors across the Fund in the reporting period.

There were no relative detractors on a sector basis, while utilities, materials, real estate, and telecommunication services each had a negligible impact on the Fund's relative performance in the reporting period.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Fund in the future.

We appreciate your ongoing support of Morgan Stanley Select Dimensions Investment Series and look forward to continuing to serve your investment needs.

Very truly yours,

John H. Gernon

President and Principal Executive Officer

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders ■ June 30, 2017 (unaudited) continued

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 548-7786 or by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im. This information is also available on the SEC's web site at http://www.sec.gov.

Morgan Stanley Select Dimensions Investment Series

Fund Performance ■ June 30, 2017 (unaudited)

Average Annual Total Returns — Period Ended June 30, 2017(1)
Mid Cap Growth	1 Year	5 Years	10 Years	Since Inception	Gross Expense Ratio	Date of Inception
Class X	23.45%	8.92%	6.26%	9.74%	1.52%	11/09/1994
Class Y	23.12	8.64	6.00	4.50	1.77	07/24/2000

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please contact the issuing insurance company or speak with your Financial Advisor. Investment return and principal value will fluctuate. When you sell Fund shares, they may be worth less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance for Class Y shares will vary from the performance of Class X shares due to differences in expenses. Expenses are as of the Fund's fiscal year end as outlined in the Fund's current prospectus.

(1)  Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges. If performance information included the effect of these additional charges, the total returns would be lower.

Morgan Stanley Select Dimensions Investment Series

Expense Examples ■ June 30, 2017 (unaudited)

As the shareholder of the Fund, you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and services (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/17 – 06/30/17.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

Morgan Stanley Select Dimensions Investment Series

Expense Examples ■ June 30, 2017 (unaudited) continued

Mid Cap Growth

	Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)
	01/01/17	06/30/17	01/01/17 – 06/30/17
Class X
Actual (27.35% return)	$1,000.00	$1,273.50	$9.30
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.61	$8.25
Class Y
Actual (27.14% return)	$1,000.00	$1,271.40	$10.70
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.37	$9.49

  (1)  Expenses are equal to the Fund's annualized expense ratios of 1.65% and 1.90% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Mid Cap Growth Portfolio

Portfolio of Investments ■ June 30, 2017 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (92.4%)
	Aerospace & Defense (3.6%)
1,950	TransDigm Group, Inc.	$524,296
	Automobiles (1.5%)
602	Tesla, Inc. (a)(b)	217,689
	Biotechnology (1.2%)
1,071	Alnylam Pharmaceuticals, Inc. (b)	85,423
1,764	Intrexon Corp. (a)(b)	42,494
1,465	Juno Therapeutics, Inc. (a)(b)	43,789
		171,706
	Capital Markets (7.3%)
5,192	MSCI, Inc.	534,724
3,675	S&P Global, Inc.	536,513
		1,071,237
	Consumer Finance (0.9%)
23,873	LendingClub Corp. (b)	131,540
	Electronic Equipment, Instruments & Components (0.5%)
827	Cognex Corp.	70,212
	Health Care Equipment & Supplies (6.4%)
3,085	DexCom, Inc. (b)	225,668
766	Intuitive Surgical, Inc. (b)	716,493
		942,161
	Health Care Technology (11.8%)
6,876	athenahealth, Inc. (b)	966,422
12,538	Veeva Systems, Inc., Class A (b)	768,705
		1,735,127
	Hotels, Restaurants & Leisure (2.2%)
5,989	Dunkin' Brands Group, Inc.	330,114
	Information Technology Services (3.8%)
4,525	Gartner, Inc. (b)	558,883
NUMBER OF SHARES		VALUE
	Internet & Direct Marketing Retail (5.0%)
4,915	Expedia, Inc.	$732,089
	Internet Software & Services (14.4%)
41,490	Angie's List, Inc. (b)	530,657
1,350	MercadoLibre, Inc.	338,688
30,646	Twitter, Inc. (b)	547,644
14,358	Zillow Group, Inc., Class C (b)	703,686
		2,120,675
	Life Sciences Tools & Services (6.6%)
5,640	Illumina, Inc. (b)	978,653
	Multi-Line Retail (2.2%)
4,705	Dollar Tree, Inc. (b)	328,974
	Professional Services (7.3%)
11,842	IHS Markit Ltd. (b)	521,522
6,471	Verisk Analytics, Inc. (b)	545,958
		1,067,480
	Software (16.6%)
3,937	Atlassian Corp., PLC, Class A (United Kingdom) (b)	138,503
6,799	ServiceNow, Inc. (b)	720,694
2,727	Snap, Inc., Class A (a)(b)	48,459
8,475	Splunk, Inc. (b)	482,143
5,103	Take-Two Interactive Software, Inc. (b)	374,458
7,041	Workday, Inc., Class A (b)	682,977
		2,447,234
	Textiles, Apparel & Luxury Goods (1.1%)
8,135	Under Armour, Inc., Class C (b)	164,002
	Total Common Stocks (Cost $10,122,860)	13,592,072

See Notes to Financial Statements

Mid Cap Growth Portfolio

Portfolio of Investments ■ June 30, 2017 (unaudited) continued

NUMBER OF SHARES (000)		VALUE
	Short-Term Investments (8.5%) Securities held as Collateral on Loaned Securities (1.0%)
	Investment Company (0.7%)
106	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (See Note 7)	$105,866
PRINCIPAL AMOUNT (000)
	Repurchase Agreements (0.3%)
$13	Barclays Capital, Inc. (1.08%, dated 06/30/17, due 07/03/17; proceeds $12,837; fully collateralized by U.S. Government obligations; 2.13% - 2.75% due 06/30/22 - 08/15/42; valued at $13,092)	12,836
8	HSBC Securities USA, Inc. (1.07%, dated 06/30/17, due 07/03/17; proceeds $8,392; fully collateralized by a U.S. Government agency security; 5.00% due 06/01/47; valued at $8,563)	8,392
12	HSBC Securities USA, Inc. (1.06%, dated 06/30/17, due 07/03/17; proceeds $11,749; fully collateralized by a U.S. Government agency security; 5.00% due 06/01/47; valued at $11,987)	11,748
	Total Securities held as Collateral on Loaned Securities (Cost $138,842)	138,842
NUMBER OF SHARES (000)		VALUE
	Investment Company (7.5%)
1,110	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (See Note 7) (Cost $1,109,577)	$1,109,577
	Total Short-Term Investments (Cost $1,248,419)	1,248,419
Total Investments (Cost $11,371,279) (c)	100.9%	14,840,491
Liabilities in Excess of Other Assets	(0.9)	(129,754)
Net Assets	100.0%	$14,710,737

  (a)  All or a portion of this security was on loan at June 30, 2017.

  (b)  Non-income producing security.

  (c)  At June 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $4,045,740 and the aggregate gross unrealized depreciation is $576,528, resulting in net unrealized appreciation of $3,469,212.

See Notes to Financial Statements

Mid Cap Growth Portfolio

Portfolio of Investments ■ June 30, 2017 (unaudited) continued

SUMMARY OF INVESTMENTS INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Software	$2,447,234		16.6%
Internet Software & Services	2,120,675		14.4
Health Care Technology	1,735,127		11.8
Investment Company	1,109,577		7.5
Capital Markets	1,071,237		7.3
Professional Services	1,067,480		7.3
Life Sciences Tools & Services	978,653		6.7
Health Care Equipment & Supplies	942,161		6.4
Internet & Direct Marketing Retail	732,089		5.0
Information Technology Services	558,883		3.8
Aerospace & Defense	524,296		3.6
Hotels, Restaurants & Leisure	330,114		2.2
Multi-Line Retail	328,974		2.2
Automobiles	217,689		1.5
Biotechnology	171,706		1.2
Textiles, Apparel & Luxury Goods	164,002		1.1
Consumer Finance	131,540		0.9
Electronic Equipment, Instruments & Components	70,212		0.5
	$14,701,649	+	100.0%

+  Does not reflect the value of securities held as collateral on loaned securities.

See Notes to Financial Statements

Morgan Stanley Select Dimensions Investment Series

Financial Statements

Statement of Assets and Liabilities
June 30, 2017 (unaudited)

	Mid Cap Growth
Assets:
Investments in securities, at value*	$13,625,048	(1)
Investment in affiliate, at value**	1,215,443
Total investments in securities, at value	14,840,491
Receivable for:
Investments sold	35,091
Dividends	10,793
Dividends from affiliate	725
Prepaid expenses and other assets	12,328
Total Assets	14,899,428
Liabilities:
Collateral on securities loaned, at value	138,842
Payable for:
Advisory fee	4,971
Shares of beneficial interest redeemed	1,663
Administration fee	979
Distribution fee (Class Y Shares)	683
Transfer agent fee	288
Accrued expenses and other payables	41,265
Total Liabilities	188,691
Net Assets	$14,710,737
Composition of Net Assets:
Paid-in-capital	$10,331,807
Net unrealized appreciation	3,469,212
Accumulated net investment loss	(95,527)
Accumulated undistributed net realized gain	1,005,245
Net Assets	$14,710,737
* Cost	$10,155,836
** Affiliated Cost	$1,215,443
Class X Shares:
Net Assets	$11,388,596
Shares Outstanding (unlimited shares authorized, $0.01 par value)	332,363
Net Asset Value Per Share	$34.27
Class Y Shares:
Net Assets	$3,322,141
Shares Outstanding (unlimited shares authorized, $0.01 par value)	101,437
Net Asset Value Per Share	$32.75

(1)  Including securities loaned at value of $352,432.

See Notes to Financial Statements

Morgan Stanley Select Dimensions Investment Series

Financial Statements continued

Statement of Operations
For the six months ended June 30, 2017 (unaudited)

Mid Cap Growth
Net Investment Loss:
Income
Dividends	$14,625
Income from securities loaned - net	3,875
Dividends from affiliates (Note 7)	2,213
Total Income	20,713
Expenses
Professional fees	42,260
Advisory fee (Note 3)	28,414
Shareholder reports and notices	15,309
Custodian fees (Note 6)	7,282
Administration fee (Note 3)	5,412
Distribution fee (Class Y shares) (Note 4)	3,729
Trustees' fees and expenses	1,920
Transfer agent fees and expenses (Note 5)	1,785
Other	9,718
Total Expenses	115,829
Less: rebate from Morgan Stanley affiliated cash sweep (Note 7)	(641)
Net Expenses	115,188
Net Investment Loss	(94,475)
Realized and Unrealized Gain (Loss):
Realized Gain on:
Investments	1,459,882
Change in Unrealized Appreciation (Depreciation) on:
Investments	1,882,540
Net Gain	3,342,422
Net Increase	$3,247,947

See Notes to Financial Statements

Morgan Stanley Select Dimensions Investment Series

Financial Statements continued

Statements of Changes in Net Assets

	Mid Cap Growth
	For The Six Months Ended June 30, 2017	For The Year Ended December 31, 2016
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(94,475)	$(29,287)
Net realized gain (loss)	1,459,882	(322,135)
Net change in unrealized appreciation (depreciation)	1,882,540	(1,111,587)
Net Increase (Decrease)	3,247,947	(1,463,009)
Distributions to Shareholders from:
Net realized gain
Class X shares	—	(398,972)
Class Y shares	—	(126,159)
Total Distributions	—	(525,131)
Net decrease from transactions in shares of beneficial interest	(908,851)	(1,646,789)
Net Increase (Decrease)	2,339,096	(3,634,929)
Net Assets:
Beginning of period	12,371,641	16,006,570
End of Period	$14,710,737	$12,371,641
Accumulated Net Investment Loss	$(95,527)	$(1,052)

See Notes to Financial Statements

Morgan Stanley Select Dimensions Investment Series

Financial Statements continued

Statements of Changes in Net Assets continued
Summary of Transactions in Shares of Beneficial Interest

	Mid Cap Growth
	For The Six Months Ended June 30, 2017	For The Year Ended December 31, 2016
	(unaudited)
Class X Shares
Shares
Sold	2,564	8,710
Reinvestment of dividends and distributions	—	14,372
Redeemed	(27,127)	(66,397)
Net Decrease - Class X	(24,563)	(43,315)
Amount
Sold	$76,123	$241,174
Reinvestment of dividends and distributions	—	398,972
Redeemed	(828,234)	(1,834,444)
Net Decrease - Class X	$(752,111)	$(1,194,298)
Class Y Shares
Shares
Sold	5,274	1,682
Reinvestment of dividends and distributions	—	4,743
Redeemed	(11,256)	(23,233)
Net Decrease - Class Y	(5,982)	(16,808)
Amount
Sold	$166,156	$44,510
Reinvestment of dividends and distributions	—	126,159
Redeemed	(322,896)	(623,160)
Net Decrease - Class Y	$(156,740)	$(452,491)

See Notes to Financial Statements

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements ■ June 30, 2017 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Select Dimensions Investment Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is offered exclusively to life insurance companies in connection with particular life insurance and/or annuity contracts they offer. The Trust applies investment company accounting and reporting guidance.

The Trust consists of the Mid Cap Growth Portfolio ("Fund"). The Trust was organized on June 2, 1994 as a Massachusetts business trust and commenced operations on November 9, 1994. The Fund is classified as diversified and seeks long-term capital growth.

On July 24, 2000, the Trust commenced offering one additional class of shares (Class Y shares). The Fund currently offers two share classes — Class X shares and Class Y shares. The two classes are identical except that Class Y shares incur distribution expenses. Class X shares are generally available to holders of contracts offered before May 1, 2000. Class Y shares are available to holders of contracts offered on or after July 24, 2000.

Effective at the close of business on May 30, 2014, the Fund suspended offering Class X and Class Y shares to new investors. The Fund will continue to offer each class to existing shareholders.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements ■ June 30, 2017 (unaudited) continued

valued on the exchange designated as the primary market; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) and investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements ■ June 30, 2017 (unaudited) continued

The Trust has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends on foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date. Interest income is accrued daily as earned except where collection is not expected. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income.

C. Repurchase Agreements — The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements ■ June 30, 2017 (unaudited) continued

collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

D. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned-Net" in the Fund's Statement of Operations.

The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2017.

	GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Fund	GROSS ASSET AMOUNTS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES		FINANCIAL INSTRUMENT	COLLATERAL RECEIVED		NET AMOUNT (NOT LESS THAN $0)
Mid Cap Growth	$352,432	(a)	$—	$(352,432	)(b)(c)	$0

(a)  Represents market value of loaned securities at period end.

(b)  The Fund received cash collateral of $138,842, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $221,536 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements ■ June 30, 2017 (unaudited) continued

FASB Accounting Standards Update No. 2014-11 ("ASU No. 2014-11"), "Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2017.

	REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
	OVERNIGHT AND CONTINUOUS	<30 DAYS	BETWEEN 30 & 90 DAYS	>90 DAYS	TOTAL
Securities Lending Transactions
Common Stocks	$138,842	$—	$—	$—	$138,842
Total Borrowings	$138,842	$—	$—	$—	$138,842
Gross amount of recognized liabilities for securities lending transactions					$138,842

F. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

G. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

H. Indemnifications — The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements ■ June 30, 2017 (unaudited) continued

assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements ■ June 30, 2017 (unaudited) continued

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2017.

Investment Type	Level 1 Unadjusted Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mid Cap Growth
Assets:
Common Stocks
Aerospace & Defense	$524,296	$—	$—	$524,296
Automobiles	217,689	—	—	217,689
Biotechnology	171,706	—	—	171,706
Capital Markets	1,071,237	—	—	1,071,237
Consumer Finance	131,540	—	—	131,540
Electronic Equipment, Instruments & Components	70,212	—	—	70,212
Health Care Equipment & Supplies	942,161	—	—	942,161
Health Care Technology	1,735,127	—	—	1,735,127
Hotels, Restaurants & Leisure	330,114	—	—	330,114
Information Technology Services	558,883	—	—	558,883
Internet & Direct Marketing Retail	732,089	—	—	732,089
Internet Software & Services	2,120,675	—	—	2,120,675
Life Sciences Tools & Services	978,653	—	—	978,653
Multi-Line Retail	328,974	—	—	328,974
Professional Services	1,067,480	—	—	1,067,480
Software	2,447,234	—	—	2,447,234
Textiles, Apparel & Luxury Goods	164,002	—	—	164,002
Total Common Stocks	13,592,072	—	—	13,592,072
Short-Term Investments
Investment Company	1,215,443	—	—	1,215,443
Repurchase Agreements	—	32,976	—	32,976
Total Short-Term Investments	1,215,443	32,976	—	1,248,419
Total Assets	$14,807,515	$32,976	$—	$14,840,491

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2017, the Fund did not have any investments transfer between investment levels.

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements ■ June 30, 2017 (unaudited) continued

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Mid Cap Growth
	Common Stocks	Convertible Preferred Stock	Preferred Stocks
Beginning Balance	$133,863	$13,001	$99,454
Purchases	—	—	—
Sales	(127,090)	(11,936)	(121,318)
Amortization of discount	—	—	—
Transfers in	—	—	—
Transfers out	—	—	—
Corporate actions	—	—	—
Change in unrealized appreciation (depreciation)	3,946	383	(54,271)
Realized gains (losses)	(10,719)	(1,448)	76,135
Ending Balance	$—	$—	$—
Change in unrealized depreciation from investments still held as of June 30, 2017	$—	$—	$—

3. Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.42% to the portion of the daily net assets not exceeding $500 million; and 0.395% to the portion of the daily net assets in excess of $500 million. For the six months ended June 30, 2017, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.41% of the Fund's average daily net assets.

The Adviser also serves as the Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and payable monthly, of 0.08%.

Under a Sub-Administration agreement between the Administrator and State Street, State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

4. Plan of Distribution

Shares of the Trust are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator. The Trust has adopted a Plan of Distribution (the "Plan") pursuant to

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements ■ June 30, 2017 (unaudited) continued

Rule 12b-1 under the Act. Under the Plan, Class Y shares of the Fund bear a distribution fee which is accrued daily and paid monthly at the annual rate of 0.25% of the average daily net assets of the class.

5. Dividend Disbursing and Transfer Agent

The Trust's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Fund of the Trust.

6. Custodian Fees

State Street (the "Custodian") serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

7. Security Transactions and Transactions with Affiliates

The Fund's cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended June 30, 2017, aggregated $3,293,861 and $5,307,238, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of advisory and administrative fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2017, advisory fees paid were reduced by $641 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended June 30, 2017 is as follows:

VALUE DECEMBER 31, 2016	PURCHASES AT COST	SALES	DIVIDEND INCOME	VALUE JUNE 30, 2017
$218,138	$3,428,778	$2,431,473	$2,213	$1,215,443

The Trust is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements ■ June 30, 2017 (unaudited) continued

of the Rule. For the six months ended June 30, 2017, the Fund did not engage in any cross-trade transactions.

The Trust has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Trust.

8. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2016, remains subject to examination by taxing authorities.

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements ■ June 30, 2017 (unaudited) continued

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2016 and 2015 was as follows:

2016 DISTRIBUTIONS PAID FROM:		2015 DISTRIBUTIONS PAID FROM:
ORDINARY INCOME	LONG-TERM CAPITAL GAIN	ORDINARY INCOME	LONG-TERM CAPITAL GAIN
$—	$525,131	$—	$3,768,540

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, a net operating loss and partnership basis adjustments, resulted in the following reclassifications among the components of net assets at December 31, 2016:

ACCUMULATED NET INVESTMENT LOSS	ACCUMULATED NET REALIZED LOSS	PAID-IN-CAPITAL
$29,110	$37,802	$(66,912)

At December 31, 2016, the Fund had no distributable earnings on a tax basis.

At December 31, 2016, the Fund had available for Federal income tax purposes unused short-term capital losses of $321,866 that do not have an expiration date. To the extent that capital loss carryforwards are used to offset any future capital gains realized as provided by U.S. federal income tax regulations, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

9. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements ■ June 30, 2017 (unaudited) continued

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

10. Credit Facility

The Trust and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the six months ended June 30, 2017, the Fund did not have any borrowings under the facility.

11. Other

At June 30, 2017, the Trust had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Trust. The aggregate percentage of such owners was 88.2%.

12. Subsequent Event

The Board of Trustees of the Trust approved a Plan of Liquidation with respect to liquidation of the Fund, a series of the Trust, and termination of the Trust. Subject to shareholder approval and pursuant to the Plan of Liquidation, substantially all of the assets of the Fund will be liquidated, known liabilities of the Fund will be satisfied, the remaining proceeds will be distributed to the Fund's shareholders, all of the issued and outstanding shares of the Fund will be redeemed (the "Liquidation") and the Trust will be terminated. The Fund will suspend the offering of its shares to all investors at the close of business on or about September 27, 2017. The Liquidation is expected to occur on or about September 29, 2017 and the Trust will be terminated as soon as reasonably practicable following the Liquidation.

13. Accounting Pronouncement

In October 2016, the Securities and Exchange Commission ("SEC") issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the guidance is effective for financial statements with reports ending on or after August 1, 2017; adoption will have no effect on the Fund's net assets or results of operations. Although still evaluating the potential impact of the Investment Company Reporting Modernization to the Fund, management expects that the impact of the Fund's adoption will be limited to additional financial statement disclosures.

Morgan Stanley Select Dimensions Investment Series

Financial Highlights

FOR THE YEAR ENDED DECEMBER 31	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)(1)	NET REALIZED AND UNREALIZED GAIN (LOSS)	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS TO SHAREHOLDERS	DISTRIBUTIONS TO SHAREHOLDERS	TOTAL DIVIDENDS AND DISTRIBUTIONS
MID CAP GROWTH CLASS X SHARES
2012	$32.77	$0.12	$2.62	$2.74	—	$(2.61)	$(2.61)
2013	32.90	(0.12)	12.47	12.35	$(0.13)	(0.10)	(0.23)
2014	45.02	(0.13)	0.55	0.42	—	(4.34)	(4.34)
2015	41.10	(0.33)	(1.70)	(2.03)	—	(8.27)	(8.27)
2016(2)	30.80	(0.04)	(2.77)	(2.81)	—	(1.08)	(1.08)
2017(3)	26.91	(0.21)	7.57	7.36	—	—	—
CLASS Y SHARES
2012	32.11	0.03	2.57	2.60	—	(2.61)	(2.61)
2013	32.10	(0.21)	12.17	11.96	(0.02)	(0.10)	(0.12)
2014	43.94	(0.23)	0.53	0.30	—	(4.34)	(4.34)
2015	39.90	(0.41)	(1.62)	(2.03)	—	(8.27)	(8.27)
2016(2)	29.60	(0.11)	(2.66)	(2.77)	—	(1.08)	(1.08)
2017(3)	25.75	(0.23)	7.23	7.00	—	—	—

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of the Fund.

  (3)  For the six months ended June 30, 2017 (unaudited).

See Notes to Financial Statements

				RATIO TO AVERAGE NET ASSETS
FOR THE YEAR ENDED DECEMBER 31	NET ASSET VALUE END OF PERIOD	TOTAL RETURN(4)	NET ASSETS END OF PERIOD (000'S)	EXPENSES		NET INVESTMENT INCOME (LOSS)		REBATE FROM MORGAN STANLEY AFFILIATE		PORTFOLIO TURNOVER RATE
MID CAP GROWTH CLASS X SHARES
2012	$32.90	8.51%	$17,016	1.02	%(5)	0.35	%(5)	0.00	%(7)	31%
2013	45.02	37.69	19,453	0.99	(5)	(0.33	)(5)	0.00	(7)	47
2014	41.10	1.04	15,612	1.20	(5)	(0.30	)(5)	0.00	(7)	43
2015	30.80	(6.59)	12,329	1.28	(5)	(0.91	)(5)	0.00	(7)	23
2016(2)	26.91	(9.22)	9,605	1.32	(5)(6)	(0.16	)(5)(6)	0.01		38
2017(3)	34.27	27.35 (8)	11,389	1.65	(5)(9)	(1.34	)(5)(9)	0.01	(9)	26	(8)
CLASS Y SHARES
2012	32.10	8.24	6,425	1.27	(5)	0.10	(5)	0.00	(7)	31
2013	43.94	37.36	6,971	1.24	(5)	(0.58	)(5)	0.00	(7)	47
2014	39.90	0.78	5,151	1.45	(5)	(0.55	)(5)	0.00	(7)	43
2015	29.60	(6.81)	3,677	1.53	(5)	(1.16	)(5)	0.00	(7)	23
2016(2)	25.75	(9.43)	2,766	1.57	(5)(6)	(0.41	)(5)(6)	0.01		38
2017(3)	32.75	27.14 (8)	3,322	1.90	(5)(9)	(1.59	)(5)(9)	0.01	(9)	26	(8)

  (4)  Calculated based on the net asset value as of the last business day of the period. Performance shown does not reflect fees and expenses imposed by your insurance company. If performance information included the effect of these charges, the total returns would be lower.

  (5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (6)  If the Fund had not received the reimbursement from the custodian, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
December 31, 2016
Class X	1.52%	(0.36)%
Class Y	1.77	(0.61)

  (7)  Amount is less than 0.005%.

  (8)  Not Annualized.

  (9)  Annualized.

Morgan Stanley Select Dimensions Investment Series

Investment Advisory Agreement Approval ■ June 30, 2017 (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as presented to the Board by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as presented by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2016, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as presented by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that while the Fund's

Morgan Stanley Select Dimensions Investment Series

Investment Advisory Agreement Approval ■ June 30, 2017 (unaudited) continued

management fee was lower than its peer group average, the total expense ratio was higher than its peer group average. After discussion, the Board concluded that the Fund's (i) performance was acceptable; (ii) management fee was competitive with its peer group average; and (iii) total expense ratio was acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the

Morgan Stanley Select Dimensions Investment Series

Investment Advisory Agreement Approval ■ June 30, 2017 (unaudited) continued

Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

Trustees
Frank L. Bowman	Michael F. Klein
Kathleen A. Dennis	Patricia Maleski
Nancy C. Everett	Michael E. Nugent
Jakki L. Haussler	Chair of the Board
Dr. Manuel H. Johnson	W. Allen Reed
Joseph J. Kearns	Fergus Reid
Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Transfer Agent	Custodian
Boston Financial Data Services, Inc. 2000 Crown Colony Drive Quincy, Massachusetts 02169	State Street Bank and Trust Company One Lincoln Street Boston, Massachusetts 02111
Independent Registered Public Accounting Firm	Legal Counsel
Ernst & Young LLP 200 Clarendon Street Boston, Massachusetts 02116	Dechert LLP 1095 Avenue of the Americas New York, New York 10036
Counsel to the Independent Trustees	Adviser and Administrator
Perkins Coie LLP 30 Rockefeller Plaza New York, New York 10112	Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, New York 10112

This report is submitted for the general information of shareholders of the Trust. For more detailed information about the Trust, its fees and expenses and other pertinent information, please read its Prospectus. The Trust's Statement of Additional Information contains additional information about the Trust, including its trustees. It is available without charge, by calling (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

#40474

SELDIMSAN
1857700 EXP 08.31.18

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Select Dimensions Investment Series

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

August 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 17, 2017

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 17, 2017